Share capital - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 19, 2025	Aug. 20, 2025	Jun. 23, 2025	Mar. 19, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Jul. 22, 2025	Feb. 18, 2025
Equity [Abstract]
Total number of shares purchased (in shares)	866,512	560,100	1,717,181	1,360,537			0	4,504,330
Stock repurchase program, additional amount authorized									$ 500,000	$ 750,000
Remaining authorization to repurchase	$ 750,000	$ 900,200	$ 500,000	$ 750,000			$ 750,000
Average price paid per share (in USD per share)	$ 173.33	$ 178.20	$ 145.59	$ 183.75				$ 166.51
Share repurchase program, value of shares repurchased					$ 250,000	$ 250,000		$ 750,000